Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of Realized and Unrealized Gains or Losses on Financial Instruments
The following activity relating to this instrument was recorded during the year ended December 31, 2017:

	Fair value adjustments
	Statement of income
Amounts in thousands of U.S. dollars	Realized (loss) / gain	Unrealized gain / (loss)	Recognized in equity

Profit and loss agreement	$(116)	$—	$—

Total year ended December 31, 2017	$(116)	$—	$—